Receivables and Related Allowances - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Receivables And Related Allowances [Line Items]
Customer accounts receivable	$ 413,926	$ 347,375
Centuri
Receivables And Related Allowances [Line Items]
Customer accounts receivable	$ 273,800